Earnings Per Share	6 Months Ended
Jun. 30, 2025
Earnings Per Share [Abstract]
Earnings Per Share	Earnings Per Share
The computation of basic earnings (loss) per share (“EPS”) is based on the weighted average number of shares outstanding during the period. Diluted earnings per share in the three months ended June 30, 2025 excludes the potential effect of conversion of 1,000,000 share options outstanding as the average share price for the three months ended June 30, 2025 was below the exercise price. Diluted loss per share in the six months ended June 30, 2025 excludes the potential effect of conversion of the 1,000,000 share options outstanding as of June 30, 2025 as the share options were anti-dilutive. Dilutive impact of the assumed conversion of potentially dilutive instruments which are 735,000 share options outstanding as at June 30, 2024 is shown in the table below:

(in $ millions except share and per share data)	Three months ended June 30, 2025	Three months ended June 30, 2024	Six months ended June 30, 2025	Six months ended June 30, 2024
Basic earnings (loss) per share	0.02	0.16	(0.12)	0.21
Diluted earnings (loss) per share	0.02	0.16	(0.12)	0.21

Net income (loss)	1.1	6.9	(5.3)	9.4

Issued common shares at the end of the period	46,550,000	43,900,000	46,550,000	43,900,000
Weighted average number of shares outstanding for the period, basic	46,550,000	43,900,000	45,393,370	43,900,000
Dilutive impact of share options	—	17,309	—	8,654
Weighted average number of shares outstanding for the period, diluted	46,550,000	43,917,309	45,393,370	43,908,654